UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cadmus Capital Management, LLC

Address:  150 East 52nd Street, 27th Floor
          New York, New York 10022

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Laura Roche
Title:  Chief Financial Officer
Phone:  (212) 829-1633


Signature, Place and Date of Signing:


/s/ Laura Roche                New York, New York            August 15, 2005
--------------------         -----------------------       --------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      57

Form 13F Information Table Value Total: $264,024

                                        (thousands)


List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


FORM 13F INFORMATION TABLE



COLUMN 1                        COLUMN  2          COLUMN 3     COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8

                                TITLE                           VALUE    SHRS OR   SH/ PUT/   INVESTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS           CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETN  MGRS   SOLE     SHARED  NONE
--------------                  --------           -----       --------  -------   --- ----   --------  ----   ----     ------  ----
ABM INDS INC                    COM                000957100    1,229       63,000 SH         SOLE      NONE      63,000
ABX AIR INC                     COM                00080S101   17,887    2,194,716 SH         SOLE      NONE   2,194,716
ADVANTA CORP                    CL B               007942204    2,175       77,222 SH         SOLE      NONE      77,222
AETHER SYS INC                  COM                00808V105    7,124    2,165,330 SH         SOLE      NONE   2,165,330
ALLEGHENY ENERGY INC            COM                017361106    1,513       60,000 SH         SOLE      NONE      60,000
AMERITRADE HLDG CORP NEW        COM                03074K100    9,305      500,000 SH         SOLE      NONE     500,000
ARMOR HOLDINGS INC              COM                042260109      792       20,000 SH         SOLE      NONE      20,000
ASSET ACCEP CAP CORP            COM                04543P100    1,555       60,000 SH         SOLE      NONE      60,000
BAY VIEW CAP CORP DEL           COM NEW            07262L309    6,186      399,859 SH         SOLE      NONE     399,859
BLOCKBUSTER INC                 CL B               093679207    4,363      508,500 SH         SOLE      NONE     508,500
BROOKFIELD HOMES CORP           COM                112723101   16,936      371,400 SH         SOLE      NONE     371,400
CENTEX CORP                     COM                152312104    1,767       25,000 SH         SOLE      NONE      25,000
CERADYNE INC                    COM                156710105      722       30,000 SH         SOLE      NONE      30,000
CHARLOTTE RUSSE HLDG INC        COM                161048103      131       10,514 SH         SOLE      NONE      10,514
CIRCUIT CITY STORE INC          COM                172737108    3,043      176,000 SH         SOLE      NONE     176,000
DEL MONTE FOODS CO              COM                24522P103    2,154      200,000 SH         SOLE      NONE     200,000
DHB INDS INC                    COM                23321E103    4,571      541,000 SH         SOLE      NONE     541,000
DIAMONDS TR                     UNIT SER I         252787106    9,605       93,480 SH         SOLE      NONE      93,480
DOMTAR INC                      COM                257561100      517       70,000 SH         SOLE      NONE      70,000
FEDERAL NATL MTG ASSN           COM                313586109    5,671       97,100 SH         SOLE      NONE      97,100
FIELDSTONE INVT CORP            COM                31659U300    4,320      300,000 SH         SOLE      NONE     300,000
GENTIVA HEALTH SERVICES INC     COM                37247A102    6,606      369,879 SH         SOLE      NONE     369,879
GOVERNMENT PPTYS TR INC         COM                38374w107   15,990    1,645,050 SH         SOLE      NONE   1,645,050
HIGHLAND HOSPITALITY CORP       COM                430141101    2,225      212,900 SH         SOLE      NONE     212,900
HOLLINGER INTL INC              CL A               435569108   11,852    1,184,000 SH         SOLE      NONE   1,184,000
HONEYWELL INTL INC              COM                438516106      672       18,350 SH         SOLE      NONE      18,350
HUDSON CITY BANCORP             COM                443683107    1,513      132,562 SH         SOLE      NONE     132,562
IDT CORP                        CL B               448947309    1,424      108,200 SH         SOLE      NONE     108,200
ISHARES TR                      S&P 100 IDX FD     464287101    9,758      175,000 SH         SOLE      NONE     175,000
L-3 COMMUNICATIONS HLDGS INC    COM                502424104    1,072       14,000 SH         SOLE      NONE      14,000
LAIDLAW INTL INC                COM                50730R102    9,736      404,000 SH         SOLE      NONE     404,000
LEAR CORP                       COM                521865105      473       13,000 SH         SOLE      NONE      13,000
NATIONSHEALTH INC               COM                63860C100      335       60,000 SH         SOLE      NONE      60,000
NELSON THOMAS INC               COM                640376109    2,080       95,600 SH         SOLE      NONE      95,600
NORTHROP GRUMMAN CORP           COM                666807102    1,145       20,720 SH         SOLE      NONE      20,720
NOVELIS INC                     COM                67000X106    7,230      285,600 SH         SOLE      NONE     285,600
NRG ENERGY INC                  COM NEW            629377508    5,640      150,000 SH         SOLE      NONE     150,000
OVERSTOCK COM INC DEL           NOTE 3.750% 12/0   690370AB7    2,214    2,700,000 PRN        SOLE      NONE        SOLE
PEP BOYS MANNY MOE & JACK       COM                713278109      339       25,000 SH         SOLE      NONE      25,000
POPE & TALBOT INC               COM                732827100    1,055       95,000 SH         SOLE      NONE      95,000
PRICE COMMUNICATIONS CORP       COM NEW            741437305    4,969      287,230 SH         SOLE      NONE     287,230
RADICA GAMES LTD                ORD                G7342H107      219       25,273 SH         SOLE      NONE      25,273
RETAIL VENTURES INC             COM                76128Y102      490       35,900 SH         SOLE      NONE      35,900
ROYAL GROUP TECHNOLOGIES LTD    SUB VTG SH         779915107    1,090      100,000 SH         SOLE      NONE     100,000
SEARS HLDGS CORP                COM                812350106   20,487      136,700 SH         SOLE      NONE     136,700
SUNTERRA CORP                   COM NEW            86787D208    4,539      280,000 SH         SOLE      NONE     280,000
SWIFT TRANSN CO                 COM                870756103    3,056      131,200 SH         SOLE      NONE     131,200
TEMPLE INLAND INC               COM                879868107    2,168       58,370 SH         SOLE      NONE      58,370
TRANSOCEAN INC                  ORD                G90078109    4,318       80,000 SH         SOLE      NONE      80,000
TRM CORP                        COM                872636105    2,826      168,000 SH         SOLE      NONE     168,000
TV AZTECA S A DE C V            SPONSORED ADR      901145102      813      106,400 SH         SOLE      NONE     106,400
USA MOBILITY INC                COM                90341G103    5,853      199,367 SH         SOLE      NONE     199,367
VALEANT PHARMACEUTICALS INTL    COM                91911X104    1,204       68,300 SH         SOLE      NONE      68,300
VIACOM INC                      CL B               925524308   12,808      400,000 SH         SOLE      NONE     400,000
VIROLOGIC INC                   COM                92823R201    7,195    2,901,225 SH         SOLE      NONE   2,901,225
WILLIAMS COS INC DEL            COM                969457100    7,600      400,000 SH         SOLE      NONE     400,000
XCEL ENERGY INC                 COM                98389B100    1,464       75,000 SH         SOLE      NONE      75,000


16233.0001 #593870